Expense Example, No Redemption - Prudential Day One 2025 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	5,253	7,863	10,064	92	1,689	3,195	6,595	77	289	519	1,180	66	5,095	7,751	10,122	56	683	1,336	3,090	41	172	315	731